Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 9
CIK	dei_EntityCentralIndexKey	0001070287
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 14, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 15, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Select Real Estate Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SREAX
PGIM Select Real Estate Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRECX
PGIM Select Real Estate Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SREZX
PGIM Select Real Estate Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SREQX
PGIM Real Estate Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRKAX
PGIM Real Estate Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRKCX
PGIM Real Estate Income Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRKZX
PGIM Real Estate Income Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRKQX